Transactions with Related Parties - Statement of Operations (Tables) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Voyage Revenues	$ 149,442	$ 157,145
Voyage Expenses	(50,142)	(10,484)
Contract termination fees and other	(33,293)	0
General and Administrative Expense [Abstract]
Rent	0	(24)
Sigma and Blue Fin pool
Voyage Revenues	3,588	15,068
TMS Tankers
Voyage Expenses	(676)	(249)
General and Administrative Expense [Abstract]
Management fees	(4,037)	(2,299)
TMS Bulkers
Voyage Expenses	1,288	(1,872)
Gain on sale of assets - commissions	0	(1,180)
General and Administrative Expense [Abstract]
Management fees	(13,302)	(13,711)
Cardiff Tankers
Voyage Expenses	(634)	(31)
Fabiana
General and Administrative Expense [Abstract]
Consultancy fees	(1,768)	(1,757)
Vivid
General and Administrative Expense [Abstract]
Consultancy fees	(6,482)	(8,033)
Chairman, President and Chief Executive Officer
General and Administrative Expense [Abstract]
Amortization of CEO stock based compensation	(3,344)	(6,297)
Related Party
Contract termination fees and other	(23,048)	0
Basset
General and Administrative Expense [Abstract]
Consultancy fees	(566)	(1,983)
Cardiff/ Cardiff Drilling
Service Revenues, net	$ (4,198)	$ (2,815)